Share-based compensation - Narrative (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) employee yr SFr / shares shares	Dec. 31, 2021 USD ($) employee yr $ / shares shares	Dec. 31, 2020 CHF (SFr) yr	Dec. 31, 2019 CHF (SFr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | SFr	SFr 183,187		SFr 77,676	SFr 15,917
Expense from equity-settled share-based payment transactions | SFr	SFr 198,456		SFr 54,765
Average expected fluctuation in expense recognition	7.50%	7.50%
OEPP 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares subject to lock-up period	67.00%	67.00%
OEPP 2018 | Upon exit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%	33.00%
OEPP 2018 | First anniversary of exit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%	33.00%
OEPP 2018 | Second anniversary of exit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%	33.00%
OEPP 2018 | Phantom shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	75 days	75 days
Maximum term of awards granted | yr			0
Number of phantom shares granted before capital reorganization (in shares)	1	1
Number of phantom shares, adjusted after capital reorganization (in shares)	1,250	1,250
OEPP 2018 | Phantom shares | Listing IPO, upon exit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%	100.00%
OEPP 2018 | Phantom shares | Upon exit, exit event after third anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%	100.00%
OEPP 2018 | Phantom shares | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of annual compensation	0.00%	0.00%
OEPP 2018 | Phantom shares | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of annual compensation	30.00%	30.00%
LTPP 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares subject to lock-up period	67.00%	67.00%
Vesting period	3 years	3 years
Maximum term of awards granted | yr	10	10
Number of phantom shares granted before capital reorganization (in shares)	1	1
Number of phantom shares, adjusted after capital reorganization (in shares)	1,250	1,250
Number of share options granted before capital reorganization (in shares)	1,000	1,000
Number of share options, adjusted after capital reorganization (in shares)	1,250	1,250
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares	SFr 10
Exercise price, share options granted (in USD per share) | $ / shares		$ 0.11
LTPP 2018 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of annual compensation	0.00%	0.00%
LTPP 2018 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of annual compensation	30.00%	30.00%
LTIP 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares subject to lock-up period	67.00%	67.00%
Number of share options granted before capital reorganization (in shares)	1	1
Number of share options, adjusted after capital reorganization (in shares)	1,250	1,250
Accelerated vesting percentage	100.00%	100.00%
LTIP 2018 | Exercise price range 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares	SFr 10
Exercise price, share options granted (in USD per share) | $ / shares		$ 0.11
LTIP 2018 | Exercise price range 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares	4,557
Exercise price, share options granted (in USD per share) | $ / shares		3.96
LTIP 2018 | Exercise price range 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares	SFr 9,125
Exercise price, share options granted (in USD per share) | $ / shares		$ 7.93
LTIP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	75 days	75 days
Number of share options granted before capital reorganization (in shares)	1	1
Number of share options, adjusted after capital reorganization (in shares)	1,250	1,250
LTIP 2020 | Acceleration of option grant 2022/2023 and 2024, previous participants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in USD per share) | $ / shares		$ 7.73
LTIP 2020 | Acceleration of option grant 2022/2023 and 2024, participants who joined in 2021, before 1 July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted (in USD per share) | $ / shares		$ 12.36
LTIP 2020 | USD to CHF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate | employee	0.92	0.92
LTIP 2020 | Exercise price range 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares	SFr 8,884
Exercise price, share options granted (in USD per share) | $ / shares		$ 7.73
LTIP 2020 | Exercise price range 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted before capital reorganization (in CHF per share) | SFr / shares	SFr 9,125
Exercise price, share options granted (in USD per share) | $ / shares		$ 7.93
LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Requirements For Share-Based Payment Arrangement, Performance Cycle	3 years	3 years
LTIP 2021 | RSUs | Granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%	33.33%
LTIP 2021 | RSUs | First anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%	33.33%
LTIP 2021 | RSUs | Second anniversary of granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%	33.33%
LTIP 2021 | PSUs | Third anniversary of the granting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%	100.00%
Founders Plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of shares granted | $		$ 8